Financial Instruments - Schedule of Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning		$ 74,707		$ 77,052
Payments		(6,861)		(13,918)
Foreign exchange movement		588		128
New loans and leases		1,222		3,432
Business combination
Revaluation		2,652		8,081
Write off		(339)		(69)
Ending		71,968		74,707
Contingent consideration [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning	[1]	23,566	[2]	21,855
Payments		(3,000)	[2]	(3,000)	[1]
Foreign exchange movement			[2]		[1]
New loans and leases			[2]		[1]
Business combination			[2]		[1]
Revaluation		2,672	[2]	4,711	[1]
Write off			[2]		[1]
Ending	[2]	23,237		23,566	[1]
Assumed liabilities [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning		40,079		46,375
Payments		(2,889)		(9,667)
Foreign exchange movement
New loans and leases
Business combination
Revaluation		(20)		3,370
Write off
Ending		37,170		40,079
Leases [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning		11,062		8,822
Payments		(972)		(1,251)
Foreign exchange movement		588		128
New loans and leases		1,222		3,432
Business combination
Revaluation
Write off		(339)		(69)
Ending		$ 11,561		$ 11,062

[1]	The contingent consideration fair value as of December 31, 2024, was based on “Monte Carlo Simulation” model. In measuring the contingent consideration liability, the Company used an appropriate risk-adjusted discount rate of 11.5% and volatility of 14.19%. totaled $23,566 thousand.
[2]	The contingent consideration fair value as of December 31, 2025, was based on “Monte Carlo Simulation” model. In measuring the contingent consideration liability, the Company used an appropriate risk-adjusted discount rate of 9.6% and volatility of 13.32%. totaled $23,237 thousand.